UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: October 31

Date of reporting period: 4/30/2019

Item 1. Reports to Stockholders.

Semiannual Report	4/30/2019

Invesco Oppenheimer Global Multi-Asset Growth Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund’s name was Oppenheimer Global Multi-Asset Growth Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together “OppenheimerFunds”). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit oppenheimerfunds.com for more information or call Invesco’s Client Services team at 800-959-4246.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 4/30/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	MSCI All Country World Index

6-Month	6.59%	0.47%	9.37%

1-Year	-0.56	-6.27	5.06

Since Inception (8/27/15)	5.55	3.87	9.99

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any.

3        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Top Holdings and Allocations

TOP TEN COMMON STOCK HOLDINGS

Airbus SE	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.0
Alphabet, Inc., Cl. A	1.0
SAP SE	0.9
Alibaba Group Holding Ltd., Sponsored ADR	0.9
Prudential plc	0.7
Kering SA	0.6
Energy Transfer LP	0.6
Tencent Holdings Ltd.	0.5
Murata Manufacturing Co. Ltd.	0.5

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2019, and are based on net assets.

TOP TEN GEOGRAPHICAL HOLDINGS

United States	60.5%
Japan	6.3
France	5.7
Supranational	4.9
United Kingdom	3.2
China	3.0
Germany	2.9
Switzerland	1.9
India	1.4
Hong Kong	1.1

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2019, and are based on total market value of investments.

PORTFOLIO ALLOCATION

Common Stocks	55.1%

Investment Companies

Invesco Oppenheimer Fundamental Alternatives Fund	14.6

Invesco Oppenheimer Institutional Government Money Market Fund	3.2

Invesco Oppenheimer Master Event-Linked Bond Fund, LLC	3.9

Invesco Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund	6.4

Short-Term Notes	6.9

U.S. Government Obligations	5.0

Preferred Stocks	3.0

Event-Linked Bonds	1.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2019, and are based on the total market value of investments.

REGIONAL ALLOCATION

U.S./Canada	61.5%

Europe	16.8

Asia	14.3

Supranational	4.9

Latin & South America	1.2

Middle East/Africa	0.8

Emerging Europe	0.5

Portfolio holdings and allocation are subject to change. Percentages are as of April 30, 2019, and are based on total market value of investments.

For more current Fund holdings, please visit oppenheimerfunds.com.

4        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 4/30/19

	Inception Date	6-Month	1-Year	Since Inception
Class A (QMGAX)	8/27/15	6.59%	-0.56%	5.55%
Class C (QMGCX)	8/27/15	6.29	-1.29	4.77
Class I1 (QMGIX)	8/27/15	6.78	-0.29	5.81
Class R (QMGRX)	8/27/15	6.52	-0.83	5.30
Class Y (QMGYX)	8/27/15	6.67	-0.38	5.71

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 4/30/19

	Inception Date	6-Month	1-Year	Since Inception
Class A (QMGAX)	8/27/15	0.47%	-6.27%	3.87%
Class C (QMGCX)	8/27/15	5.29	-2.22	4.77
Class I1 (QMGIX)	8/27/15	6.78	-0.29	5.81
Class R (QMGRX)	8/27/15	6.52	-0.83	5.30
Class Y (QMGYX)	8/27/15	6.67	-0.38	5.71

1. Pursuant to the closing of the transaction described in the Notes to Consolidated Financial Statements, after the close of business on May 24, 2019, Class I shares were reorganized as Class R6 shares.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I, Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any.

The Fund’s performance is compared to the performance of the MSCI All Country World Index. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

5        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Before investing in any of the Invesco Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Invesco Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended April 30, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Actual	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During 6 Months Ended April 30, 2019
Class A	$1,000.00	$1,065.90	$6.01
Class C	1,000.00	1,062.90	9.87
Class I	1,000.00	1,067.80	4.73
Class R	1,000.00	1,065.20	7.30
Class Y	1,000.00	1,066.70	5.24

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.99	5.87
Class C	1,000.00	1,015.27	9.64
Class I	1,000.00	1,020.23	4.62
Class R	1,000.00	1,017.75	7.13
Class Y	1,000.00	1,019.74	5.12

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended April 30, 2019 are as follows:

Class	Expense Ratios
Class A	1.17%
Class C	1.92
Class I	0.92
Class R	1.42
Class Y	1.02

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Consolidated Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

	Shares	Value
Common Stocks—54.2%
Consumer Discretionary—12.8%
Auto Components—0.7%
Bridgestone Corp.	2,600	$103,182
Continental AG	455	75,194
Koito Manufacturing Co. Ltd.	1,600	95,555
Valeo SA	5,344	195,268
		469,199
Automobiles—0.5%
Bayerische Motoren Werke AG	1,900	140,278
Hero MotoCorp Ltd.	163	5,885
Subaru Corp.	800	19,463
Volkswagen AG	953	165,646
		331,272
Distributors—0.1%
Pool Corp.	265	48,691

Diversified Consumer Services—0.1%
Bright Horizons Family Solutions, Inc.[1]	333	42,674

Entertainment—1.1%
Capcom Co. Ltd.	2,700	61,064
Live Nation Entertainment, Inc.[1]	549	35,872
NCSoft Corp.	60	27,026
Nexon Co. Ltd.[1]	6,700	95,685
Nintendo Co. Ltd.	900	308,625
Tencent Music Entertainment Group, ADR[1]	1	17
Ubisoft Entertainment SA1	650	62,036
Walt Disney Co. (The)	1,310	179,431
		769,756
Hotels, Restaurants & Leisure—1.8%
Accor SA	2,380	100,280
Alsea SAB de CV1	8,431	18,848
Carnival Corp.	1,900	104,234
Chipotle Mexican Grill, Inc., Cl. A1	59	40,594
Darden Restaurants, Inc.	149	17,522
Domino’s Pizza Group plc	9,502	33,145
Domino’s Pizza, Inc.	70	18,941
Huazhu Group Ltd., ADR	2,929	124,190
International Game Technology plc	3,110	45,499
Jollibee Foods Corp.	4,420	25,836
Kangwon Land, Inc.	4,500	130,984
Planet Fitness, Inc., Cl. A1	564	42,695
Sands China Ltd.	18,000	98,894
Whitbread plc	3,045	177,230
Wynn Macau Ltd.	26,400	75,859

9        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Hotels, Restaurants & Leisure (Continued)
Yum China Holdings, Inc.	3,994	$189,875
		1,244,626
Household Durables—0.3%
SEB SA1	130	23,864
SEB SA, Prime[1]	392	71,958
Sony Corp.	1,900	96,245
Steinhoff International Holdings NV1	13,509	1,936
		194,003
Interactive Media & Services—2.4%
Alphabet, Inc., Cl. A1	560	671,418
Baidu, Inc., Sponsored ADR[1]	1,285	213,605
Facebook, Inc., Cl. A1	1,740	336,516
IAC/InterActiveCorp[1]	192	43,169
Tencent Holdings Ltd.	7,100	351,754
Yahoo Japan Corp.	11,100	29,660
Yandex NV, Cl. A1	1,430	53,525
		1,699,647
Internet & Catalog Retail—1.6%
Alibaba Group Holding Ltd., Sponsored ADR[1]	3,488	647,268
Amazon.com, Inc.[1]	49	94,400
Farfetch Ltd., Cl. A1	2,370	58,729
JD.com, Inc., ADR[1]	4,648	140,695
Meituan Dianping, Cl. B1	14,400	104,687
MercadoLibre, Inc.[1]	115	55,676
		1,101,455
Leisure Products—0.2%
Bandai Namco Holdings, Inc.	3,700	176,702
Media—0.7%
Axel Springer SE	1,182	66,898
Cable One, Inc.	17	18,029
CyberAgent, Inc.	1,400	55,985
SES SA, Cl. A, FDR	4,108	69,911
Tribune Media Co., Cl. A	4,892	226,010
Zee Entertainment Enterprises Ltd.	8,004	49,794
		486,627
Multiline Retail—0.2%
Dollarama, Inc.	1,769	53,135
Lojas Americanas SA	10,260	41,133
Ollie’s Bargain Outlet Holdings, Inc.[1]	309	29,553
SACI Falabella	7,572	55,897
		179,718

10        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Specialty Retail—1.0%
Advance Auto Parts, Inc.	99	$16,466
Burlington Stores, Inc.[1]	108	18,242
Dufry AG1	525	51,296
Industria de Diseno Textil SA	8,126	246,244
Nitori Holdings Co. Ltd.	500	59,621
O’Reilly Automotive, Inc.[1]	165	62,464
Tiffany & Co.	1,240	133,697
Tractor Supply Co.	408	42,228
Ulta Beauty, Inc.[1]	129	45,018
		675,276
Textiles, Apparel & Luxury Goods—2.1%
Brunello Cucinelli SpA	703	25,513
Canada Goose Holdings, Inc.[1]	376	20,075
Cie Financiere Richemont SA	755	55,219
Hermes International	175	123,182
Kering SA	750	443,784
Levi Strauss & Co., Cl. A1	560	12,550
lululemon athletica, Inc.[1]	344	60,664
LVMH Moet Hennessy Louis Vuitton SE	1,781	697,901
Moncler SpA	678	27,814
PRADA SpA	14,000	39,515
		1,506,217
Consumer Staples—4.2%
Beverages—1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,472	14,858
Coca-Cola European Partners plc	3,496	187,351
Diageo plc	4,222	178,045
Fomento Economico Mexicano SAB de CV	8,568	83,580
Fomento Economico Mexicano SAB de CV, Sponsored ADR	370	36,108
Heineken NV	665	71,892
Keurig Dr Pepper, Inc.	938	27,268
Pernod Ricard SA	909	158,582
		757,684
Food & Staples Retailing—0.4%
Alimentation Couche-Tard, Inc., Cl. B	1,604	94,573
Atacadao SA	10,600	57,311
BIM Birlesik Magazalar AS	773	10,759
CP ALL PCL[1]	26,934	65,394
Shoprite Holdings Ltd.	3,214	38,717
Wal-Mart de Mexico SAB de CV	8,973	26,368
		293,122
Food Products—1.0%
Barry Callebaut AG	35	64,332
Danone SA	2,140	173,066
Lamb Weston Holdings, Inc.	572	40,069

11        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Food Products (Continued)
McCormick & Co., Inc.	238	$36,645
Nestle SA	834	80,341
Saputo, Inc.	1,733	59,258
Vietnam Dairy Products JSC	2,372	13,208
WH Group Ltd.[2]	221,000	262,415
		729,334
Household Products—0.4%
Church & Dwight Co., Inc.	506	37,925
Colgate-Palmolive Co.	2,800	203,812
		241,737
Personal Products—1.0%
Amorepacific Corp.	529	94,242
AMOREPACIFIC Group	951	61,244
Hengan International Group Co. Ltd.	12,000	105,703
LG Household & Health Care Ltd.	120	146,120
Natura Cosmeticos SA	1,200	15,987
Pola Orbis Holdings, Inc.	1,200	37,825
Unilever plc	3,700	224,673
		685,794
Tobacco—0.3%
Philip Morris International, Inc.	1,404	121,530
Swedish Match AB	2,307	112,565
		234,095
Energy—5.2%
Energy Equipment & Services—0.3%
TechnipFMC plc	5,674	140,759
USA Compression Partners LP3	3,391	57,444
		198,203
Oil, Gas & Consumable Fuels—4.9%
Antero Midstream Corp.	11,842	144,591
BP plc	23,795	173,016
Buckeye Partners LP3	5,552	185,770
Cheniere Energy, Inc.[1]	245	15,766
DCP Midstream LP3	1,798	55,918
Diamondback Energy, Inc.	206	21,916
Energy Transfer LP3	25,855	390,928
Enterprise Products Partners LP3	10,292	294,660
EQM Midstream Partners LP3	2,929	134,734
LUKOIL PJSC, ADR	532	45,265
Magellan Midstream Partners LP3	3,081	191,053
MPLX LP3	6,770	218,400
Novatek PJSC, Sponsored GDR	955	183,797
Plains All American Pipeline LP3	1,275	29,516
Plains GP Holdings LP, Cl. A1	2,147	50,669

12        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Shell Midstream Partners LP3	3,728	$74,970
Sunoco LP3	486	15,032
Tallgrass Energy LP, Cl. A	10,031	242,148
Targa Resources Corp.	3,884	155,943
TC PipeLines LP3	5,208	185,926
TOTAL SA	3,456	192,865
Western Midstream Partners LP3	3,621	114,351
Williams Cos., Inc. (The)	10,043	284,518
		3,401,752
Financials—6.6%
Capital Markets—1.4%
B3 SA-Brasil Bolsa Balcao	7,900	69,408
China International Capital Corp. Ltd., Cl. H2	10,400	22,256
Credit Suisse Group AG1	7,795	104,278
Goldman Sachs Group, Inc. (The)	670	137,966
Hong Kong Exchanges & Clearing Ltd.	2,482	86,176
KKR & Co., Inc., Cl. A	894	21,858
MarketAxess Holdings, Inc.	76	21,153
MSCI, Inc., Cl. A	278	62,656
S&P Global, Inc.	1,380	304,511
Tradeweb Markets, Inc., Cl. A1	222	8,935
UBS Group AG1	9,237	124,127
		963,324
Commercial Banks—2.1%
Akbank TAS[1]	22,417	22,989
Banco Bilbao Vizcaya Argentaria SA	6,930	42,238
Banco de Chile	47,518	6,972
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, Cl. B	14,189	23,831
Bandhan Bank Ltd.[2]	817	7,060
Bank Central Asia Tbk PT	13,100	26,429
BDO Unibank, Inc.	1,870	4,809
BNP Paribas SA	1,630	86,833
BOC Hong Kong Holdings Ltd.	17,500	78,150
Citigroup, Inc.	3,410	241,087
Commercial International Bank Egypt SAE	5,333	23,721
Credicorp Ltd.	260	61,594
First Republic Bank	131	13,836
Grupo Aval Acciones y Valores SA, ADR	3,160	24,838
Grupo Financiero Inbursa SAB de CV, Cl. O	24,137	36,948
HSBC Holdings plc	12,937	112,689
ICICI Bank Ltd., Sponsored ADR	21,461	245,728
ING Groep NV	9,736	124,049
Itau Unibanco Holding SA, ADR	2,405	20,803
Kotak Mahindra Bank Ltd.	7,702	153,558
Sberbank of Russia PJSC	3,566	12,456
Siam Commercial Bank PCL (The)	5,100	20,926

13        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
Societe Generale SA	2,480	$78,571
Turkiye Garanti Bankasi AS1	6,714	9,212
		1,479,327
Consumer Finance—0.0%
Cholamandalam Investment & Finance Co. Ltd.	808	16,139
Diversified Financial Services—0.2%
Ayala Corp.	880	15,267
FirstRand Ltd.	15,945	75,689
ORIX Corp.	5,500	77,384
		168,340
Insurance—1.6%
AIA Group Ltd.	14,400	146,992
Allianz SE	829	199,812
Arthur J. Gallagher & Co.	481	40,221
Japan Post Insurance Co. Ltd.	3,600	72,720
Legal & General Group plc	18,449	67,003
Ping An Insurance Group Co. of China Ltd., Cl. A	4,143	52,949
Progressive Corp. (The)	462	36,105
Prudential plc	20,679	468,607
		1,084,409
Real Estate Investment Trusts (REITs)—0.2%
Alexandria Real Estate Equities, Inc.	183	26,057
SBA Communications Corp., Cl. A1	214	43,598
Unibail-Rodamco-Westfield	423	72,710
		142,365
Real Estate Management & Development—0.5%
Ayala Land, Inc.	36,400	34,229
CBRE Group, Inc., Cl. A1	564	29,367
DLF Ltd.	82,293	204,629
Emaar Properties PJSC	14,729	19,254
Oberoi Realty Ltd.	1,503	10,975
SM Prime Holdings, Inc.	47,000	37,385
		335,839
Thrifts & Mortgage Finance—0.6%
Entegra Financial Corp.[1]	7,749	228,595
Housing Development Finance Corp. Ltd.	5,941	170,402
		398,997
Health Care—4.8%
Biotechnology—1.6%
ACADIA Pharmaceuticals, Inc.[1]	1,790	43,049
AnaptysBio, Inc.[1]	530	38,542
Biocon Ltd.	2,455	20,953

14        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Bluebird Bio, Inc.[1]	440	$62,405
Blueprint Medicines Corp.[1]	840	63,512
Circassia Pharmaceuticals plc[1]	15,760	6,507
CSL Ltd.	618	86,512
Galapagos NV1	90	10,350
GlycoMimetics, Inc.[1]	2,327	28,320
Grifols SA	3,561	98,828
Incyte Corp.[1]	850	65,280
Innovent Biologics, Inc.[1,2]	5,000	16,017
Ionis Pharmaceuticals, Inc.[1]	990	73,587
MacroGenics, Inc.[1]	2,180	36,559
Mirati Therapeutics, Inc.[1]	407	24,212
Neurocrine Biosciences, Inc.[1]	153	11,053
Sage Therapeutics, Inc.[1]	710	119,443
Sarepta Therapeutics, Inc.[1]	409	47,828
Shanghai Junshi Biosciences Co. Ltd., Cl. H1,2	2,000	8,161
Spark Therapeutics, Inc.[1]	2,000	213,380
uniQure NV1	780	43,828
		1,118,326
Health Care Equipment & Supplies—0.8%
ABIOMED, Inc.[1]	61	16,922
Cooper Cos., Inc. (The)	137	39,719
DexCom, Inc.[1]	254	30,752
Edwards Lifesciences Corp.[1]	176	30,989
Hoya Corp.	1,400	98,636
IDEXX Laboratories, Inc.[1]	144	33,408
Masimo Corp.[1]	195	25,379
Medtronic plc	200	17,762
ResMed, Inc.	230	24,037
Siemens Healthineers AG2	1,724	73,581
STERIS plc	200	26,196
Varian Medical Systems, Inc.[1]	130	17,702
West Pharmaceutical Services, Inc.	157	19,435
Zimmer Biomet Holdings, Inc.	620	76,359
		530,877
Health Care Providers & Services—0.6%
Anthem, Inc.	950	249,878
Centene Corp.[1]	1,510	77,856
Fresenius Medical Care AG & Co. KGaA	608	51,179
Sinopharm Group Co. Ltd., Cl. H	13,400	52,688
		431,601
Health Care Technology—0.0%
Ping An Healthcare & Technology Co. Ltd.[1,2]	315	1,543
Veeva Systems, Inc., Cl. A1	209	29,233
		30,776

15        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	2,280	$178,980
Bio-Rad Laboratories, Inc., Cl. A1	75	22,570
ICON plc[1]	298	40,701
IQVIA Holdings, Inc.[1]	315	43,753
Lonza Group AG1	319	98,545
Pacific Biosciences of California, Inc.[1]	28,706	212,137
Samsung Biologics Co. Ltd.[1,2]	118	34,373
Wuxi Biologics Cayman, Inc.[1,2]	3,000	30,207
		661,266
Pharmaceuticals—0.9%
Bayer AG	1,792	119,101
Dong-E-E-Jiao Co. Ltd., Cl. A	3,299	21,444
Hutchison China MediTech Ltd., ADR[1]	410	12,333
Jiangsu Hengrui Medicine Co. Ltd., Cl. A	12,798	124,905
Novo Nordisk AS, Cl. B	1,850	90,526
resTORbio, Inc.[1]	2,070	16,663
Roche Holding AG	252	66,439
Takeda Pharmaceutical Co. Ltd.	4,338	160,826
		612,237
Industrials—8.5%
Aerospace & Defense—1.8%
Airbus SE	6,039	826,310
HEICO Corp.	408	43,056
KeyW Holding Corp. (The)[1]	14,174	160,733
MTU Aero Engines AG	327	76,926
Rolls-Royce Holdings plc[1]	7,971	95,226
TransDigm Group, Inc.[1]	100	48,252
		1,250,503
Air Freight & Couriers—0.2%
United Parcel Service, Inc., Cl. B	1,150	122,153
ZTO Express Cayman, Inc., ADR	2,719	54,190
		176,343
Airlines—0.0%
United Continental Holdings, Inc.[1]	271	24,081
Building Products—0.2%
Assa Abloy AB, Cl. B	5,823	124,279
Lennox International, Inc.	96	26,059
Masco Corp.	437	17,069
		167,407
Commercial Services & Supplies—1.1%
Advanced Disposal Services, Inc.[1]	7,015	226,865
Cintas Corp.	216	46,902
Edenred	2,105	99,389

16        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Services & Supplies (Continued)
Multi-Color Corp.	4,577	$228,392
Prosegur Cash SA2	13,461	28,867
Prosegur Cia de Seguridad SA	9,061	47,139
Republic Services, Inc., Cl. A	375	31,058
Waste Connections, Inc.	849	78,762
		787,374
Construction & Engineering—0.2%
Boskalis Westminster	2,316	63,620
FLSmidth & Co. AS	1,047	52,647
		116,267
Electrical Equipment—0.8%
AMETEK, Inc.	201	17,722
Legrand SA	929	68,319
Melrose Industries plc	18,292	48,485
Mitsubishi Electric Corp.	4,300	61,409
Nidec Corp.	2,360	336,834
		532,769
Industrial Conglomerates—0.6%
3M Co.	720	136,447
Jardine Strategic Holdings Ltd.	1,504	56,893
Roper Technologies, Inc.	198	71,221
Siemens AG	889	106,629
SM Investments Corp.	3,110	56,708
		427,898
Machinery—2.1%
Aalberts NV	1,320	51,829
Atlas Copco AB, Cl. A	5,283	164,147
Epiroc AB, Cl. A1	4,494	46,486
FANUC Corp.	900	168,685
Global Brass & Copper Holdings, Inc.	5,208	225,975
IDEX Corp.	354	55,458
Komatsu Ltd.	3,500	91,059
Kubota Corp.	4,100	61,704
Minebea Mitsumi, Inc.	4,500	79,149
SMC Corp.	300	124,690
VAT Group AG1,2	660	81,962
WABCO Holdings, Inc.[1]	1,678	222,234
Weir Group plc (The)	2,113	45,744
Woodward, Inc.	179	19,493
		1,438,615
Professional Services—0.9%
Bureau Veritas SA	1,886	47,927
CoStar Group, Inc.[1]	145	71,956
Equifax, Inc.	850	107,058

17        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Professional Services (Continued)
IHS Markit Ltd.[1]	846	$48,442
Intertek Group plc	700	48,843
Recruit Holdings Co. Ltd.	9,100	273,474
TransUnion	254	17,691
		615,391
Road & Rail—0.2%
Lyft, Inc., Cl. A1	226	13,515
Seibu Holdings, Inc.	6,200	100,886
		114,401
Trading Companies & Distributors—0.3%
Bunzl plc	2,540	76,552
Ferguson plc	524	37,274
ITOCHU Corp.	6,400	115,313
		229,139
Transportation Infrastructure—0.1%
DP World plc	913	18,259
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	1,408	23,191
		41,450
Information Technology—9.3%
Communications Equipment—0.5%
Motorola Solutions, Inc.	301	43,618
Nokia OYJ	19,474	102,239
Quantenna Communications, Inc.[1]	9,357	227,843
		373,700
Electronic Equipment, Instruments, & Components—2.0%
CDW Corp.	575	60,720
Hitachi Ltd.	3,200	106,579
Keyence Corp.	455	283,564
Keysight Technologies, Inc.[1]	499	43,428
Murata Manufacturing Co. Ltd.	6,300	339,190
Omron Corp.	2,000	107,461
Sunny Optical Technology Group Co. Ltd.	1,600	19,437
TDK Corp.	3,300	289,031
TE Connectivity Ltd.	1,390	132,954
Zebra Technologies Corp., Cl. A1	159	33,571
		1,415,935
IT Services—1.6%
Amadeus IT Group SA	765	60,868
Atos SE	848	87,536
Booz Allen Hamilton Holding Corp., Cl. A	482	28,578
Broadridge Financial Solutions, Inc.	172	20,318
Earthport plc[1]	54,490	24,633
EPAM Systems, Inc.[1]	410	73,538

18        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
IT Services (Continued)
Euronet Worldwide, Inc.[1]	232	$34,774
Global Payments, Inc.	432	63,102
PayPal Holdings, Inc.[1]	2,150	242,456
StoneCo Ltd., Cl. A1	1,820	52,398
Tata Consultancy Services Ltd.	1,942	63,118
Total System Services, Inc.	714	72,999
Travelport Worldwide Ltd.	14,107	221,198
Twilio, Inc., Cl. A1	209	28,662
WEX, Inc.[1]	169	35,541
		1,109,719
Semiconductors & Semiconductor Equipment—2.3%
Advanced Micro Devices, Inc.[1]	664	18,346
ams AG	982	41,460
ASML Holding NV	574	119,997
Cree, Inc.[1]	219	14,474
Infineon Technologies AG	9,709	228,780
Lam Research Corp.	259	53,724
Marvell Technology Group Ltd.	873	21,842
Maxim Integrated Products, Inc.	3,840	230,400
Mellanox Technologies Ltd.[1]	1,809	217,623
Monolithic Power Systems, Inc.	292	45,467
STMicroelectronics NV4	5,230	96,843
STMicroelectronics NV4	5,490	100,742
Taiwan Semiconductor Manufacturing Co. Ltd.	27,000	228,071
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2,167	94,958
Tokyo Electron Ltd.	200	31,890
Xilinx, Inc.	392	47,095
		1,591,712
Software—2.8%
Adobe, Inc.[1]	1,110	321,068
Atlassian Corp. plc, Cl. A1	482	53,092
Dassault Systemes SE	380	60,315
Fair Isaac Corp.[1]	133	37,207
Intuit, Inc.	1,260	316,336
Oracle Corp. Japan	900	61,521
RingCentral, Inc., Cl. A1	481	55,974
SAP SE	5,145	660,300
ServiceNow, Inc.[1]	218	59,189
Splunk, Inc.[1]	197	27,194
Synopsys, Inc.[1]	494	59,814
Temenos AG1	729	121,230
Trade Desk, Inc. (The), Cl. A1	82	18,161
Xero Ltd.[1]	1,909	73,367
Zendesk, Inc.[1]	351	30,811
		1,955,579

19        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Technology Hardware, Storage & Peripherals—0.1%
Samsung Electronics Co. Ltd.	1,208	$47,333
Materials—2.1%
Chemicals—0.8%
Air Liquide SA	1,720	228,735
Akzo Nobel NV	1,377	117,225
Ingevity Corp.[1]	185	21,277
Novozymes AS, Cl. B	866	40,402
Sika AG	571	87,546
Westlake Chemical Partners LP3	3,862	86,509
		581,694
Construction Materials—0.2%
Indocement Tunggal Prakarsa Tbk PT	15,000	23,190
James Hardie Industries plc	2,732	37,133
Odisha Cement Ltd.[1]	808	13,338
Semen Indonesia Persero Tbk PT	5,000	4,744
UltraTech Cement Ltd.	405	26,888
		105,293
Containers & Packaging—0.2%
Avery Dennison Corp.	175	19,364
Ball Corp.	591	35,424
CCL Industries, Inc., Cl. B	1,805	76,999
		131,787
Metals & Mining—0.9%
Agnico Eagle Mines Ltd.	2,335	96,692
Anglo American plc	4,720	122,833
Glencore plc[1]	41,160	164,297
Grupo Mexico SAB de CV	25,049	73,451
MMC Norilsk Nickel PJSC	36	8,000
MMC Norilsk Nickel PJSC, ADR	236	5,259
Polyus PJSC, GDR[2]	300	11,802
Vale SA, Cl. B, Sponsored ADR	2,350	30,033
Wheaton Precious Metals Corp.	6,635	143,847
		656,214
Telecommunication Services—0.7%
Diversified Telecommunication Services—0.4%
Nippon Telegraph & Telephone Corp.	3,500	145,320
Spark New Zealand Ltd.	45,578	111,760
		257,080
Wireless Telecommunication Services—0.3%
Rogers Communications, Inc., Cl. B	1,505	75,773
SK Telecom Co. Ltd.	730	154,655
		230,428
Total Common Stocks (Cost $33,351,613)		37,819,519

20        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Preferred Stocks—2.9%
Harambee Re Ltd. , 2019-1[1]	250,000	$252,950
Lion Rock Re Ltd., 2019-1[1]	2,500	259,200
Mt. Logan Re Ltd., 2019-1[1]	250	254,790
NCM Re Ltd., 2019-1[1]	250,000	257,200
Thopas Re Ltd., 2019-1[1]	2,500	255,625
Torricelli Re, 2019-1[1]	2,500	258,225
Turing Re, 2019-1[1]	2,500	251,375
Viribus Re Ltd., 2019-1[1]	243,842	256,351
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.	32,510	2,398

Total Preferred Stocks (Cost $2,002,315)		2,048,114

	Principal Amount
U.S. Government Obligations—4.9%
United States Treasury Bonds, 2.875%, 8/15/45[5,6]	$2,459,000	2,439,309
United States Treasury Nts., 2.75%, 2/15/28[5]	955,000	975,648

Total U.S. Government Obligations (Cost $3,316,834)		3,414,957
Event-Linked Bonds—1.9%
Alturas Re Segregated Account 2019-1 Catastrophe Linked Nts., 0.00%, 3/10/23[7,8]	250,000	255,675
Eden Re II Ltd. Catastrophe Linked Nts., 0.00%, 3/22/23[7,8]	250,000	253,850
Limestone Re Ltd. Catastrophe Linked Nts., 0.00%, 9/9/22[7,8]	250,000	253,500
Sector Re V Ltd. Catastrophe Linked Nts., 0.00%, 3/1/24[2,8]	300,000	300,000
Versutus Ltd., 2019-1, Cl. B Catastrophe Linked Nts., 0.00%, 12/31/19[8]	250,000	252,200

Total Event-Linked Bonds (Cost $1,300,000)		1,315,225
Short-Term Note—6.8%
United States Treasury Bills, 2.465%, 8/8/19[8] (Cost $4,743,372)	4,775,000	4,743,879

	Shares
Investment Companies—27.7%
Invesco Oppenheimer Fundamental Alternatives Fund, Cl. I9	364,642	10,049,520
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.42%[9,10]	2,210,296	2,210,296
Invesco Oppenheimer Master Event-Linked Bond Fund, LLC[9]	173,250	2,674,175
Invesco Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund[9]	147,782	4,378,781

Total Investment Companies (Cost $19,339,500)		19,312,772
Total Investments, at Value (Cost $64,053,634)	98.4%	68,654,466
Net Other Assets (Liabilities)	1.6	1,139,924

Net Assets	100.0%	$69,794,390

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $878,244 or 1.26% of the Fund’s net assets at period end.

3. Security is a Master Limited Partnership.

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

21        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

5. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,919,357. See Note 6 of the accompanying Consolidated Notes.

6. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $291,646. See Note 6 of the accompanying Consolidated Notes.

7. Restricted security. The aggregate value of restricted securities at period end was $763,025, which represents 1.09% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost		Value		Unrealized Appreciation/ (Depreciation)
Alturas Re Segregated Account 2019-1 Catastrophe Linked Nts., 0.00%, 3/10/23	12/20/18	$250,000		$255,675		$5,675
Eden Re II Ltd. Catastrophe Linked Nts., 0.00%, 3/22/23	12/14/18	250,000		253,850		3,850
Limestone Re Ltd. Catastrophe Linked Nts., 0.00%, 9/9/22	12/27/18	250,000		253,500		3,500

		$750,000		$763,025		$13,025

8. Zero coupon bond reflects effective yield on the original acquisition date.

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2018	Gross Additions		Gross Reductions		Shares April 30, 2019
Investment Companies
Invesco Oppenheimer Fundamental Alternatives Fund, Cl. Ia	357,038	7,604		—		364,642
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. Eb	—	28,223,768		26,013,472		2,210,296
Invesco Oppenheimer Master Event-Linked Bond Fund, LLC[c]	423,283	—		250,033		173,250
Invesco Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund[d]	280,058	—		132,276		147,782

	Value	Income		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Investment Companies
Invesco Oppenheimer Fundamental Alternatives Fund, Cl. Ia	$10,049,520	$205,300		$—		$(227,588)
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. Eb	2,210,296	32,066		—		—
Invesco Oppenheimer Master Event-Linked Bond Fund, LLC[c]	2,674,175	140,798	[e]	(69,475)	[e]	(231,666)	[e]

22        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Invesco Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund[d]	$4,378,781	$29,799	$(384,531)	$289,220

Total	$19,312,772	$407,963	$(454,006)	$(170,034)

a. Prior to May 24, 2019, this fund was named Oppenheimer Fundamental Alternatives Fund.

b. Prior to May 24, 2019, this fund was named Oppenheimer Institutional Government Money Market Fund.

c. Prior to May 24, 2019, this fund was named Oppenheimer Master Event-Linked Bond Fund.

d. Prior to May 24, 2019, this fund was named Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund.

e. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund, LLC.

10. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$41,555,191	60.5%
Japan	4,326,937	6.3
France	3,899,433	5.7
Supranational	3,360,941	4.9
United Kingdom	2,167,235	3.2
China	2,091,717	3.0
Germany	1,964,325	2.9
Switzerland	1,297,195	1.9
India	990,865	1.4
Hong Kong	741,853	1.1
Canada	699,114	1.0
South Korea	695,976	1.0
Netherlands	592,441	0.9
Spain	524,183	0.8
Sweden	447,477	0.6
Taiwan	323,029	0.5
Mexico	322,325	0.5
Russia	320,105	0.5
Brazil	287,073	0.4
South Africa	239,174	0.3
Israel	217,623	0.3
New Zealand	185,127	0.3
Denmark	183,574	0.3
Philippines	174,234	0.2
Australia	139,604	0.2
Finland	102,240	0.1
Italy	92,842	0.1
Thailand	86,320	0.1

23        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Macau	$75,859	0.1%
Luxembourg	69,911	0.1
Chile	62,869	0.1
Peru	61,594	0.1
Turkey	57,818	0.1
Argentina	55,676	0.1
Indonesia	54,363	0.1
Austria	41,460	0.1
United Arab Emirates	37,513	0.1
Ireland	37,133	0.1
Colombia	24,838	0.0
Egypt	23,721	0.0
Vietnam	13,208	0.0
Belgium	10,350	0.0

Total	$68,654,466	100.0%

Forward Currency Exchange Contracts as of April 30, 2019

Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
BAC	06/2019	HKD	1,350	USD	172	$—	$170
BAC	06/2019	ILS	470	USD	131	115	—
BOA	06/2019	DKK	885	USD	136	—	2,117
BOA	06/2019	MXN	10,600	USD	552	1,731	—
BOA	06/2019	PLN	390	USD	104	—	1,423
BOA	06/2019	RUB	27,400	USD	415	6,292	—
BOA	06/2019	SGD	390	USD	289	—	2,314
BOA	06/2019	USD	274	CNH	1,840	933	—
BOA	06/2019	USD	77	DKK	510	166	—
BOA	06/2019	USD	132	PHP	7,000	—	3,008
BOA	06/2019	USD	91	SEK	840	2,106	—
BOA	06/2019	ZAR	5,880	USD	414	—	5,221
CITNA-B	06/2019	AUD	1,459	USD	1,035	—	5,577
CITNA-B	05/2019	BRL	1,660	USD	422	1,081	—
CITNA-B	06/2019	COP	1,529,000	USD	487	—	15,787
CITNA-B	06/2019	GBP	1,350	USD	1,789	—	22,881
CITNA-B	06/2019	HUF	6,000	USD	22	—	1,004
CITNA-B	06/2019	JPY	265,000	USD	2,396	—	5,914
CITNA-B	06/2019	PLN	1,890	USD	495	122	—
CITNA-B	06/2019	USD	32	ARS	1,470	1,520	—
CITNA-B	06/2019	USD	153	AUD	215	1,095	—
CITNA-B	05/2019	USD	421	BRL	1,660	—	2,558
CITNA-B	06/2019	USD	161	CHF	160	3,224	—
CITNA-B	06/2019	USD	278	HKD	2,180	178	—
CITNA-B	06/2019	USD	109	MXN	2,100	—	1,071
CITNA-B	06/2019	USD	271	NZD	395	6,720	—
CITNA-B	06/2019	USD	75	RON	315	817	—
CITNA-B	06/2019	USD	155	RUB	10,100	—	305
DEU	06/2019	CAD	1,760	USD	1,323	—	7,033
DEU	06/2019	ZAR	6,040	USD	416	3,865	—
GSCO-OT	06/2019	MYR	555	USD	137	—	2,848

24        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
GSCO-OT	06/2019	USD	172	INR	12,000	$647	$—
GSCO-OT	06/2019	USD	1,449	JPY	161,000	—	2,571
GSCO-OT	06/2019	USD	121	KRW	137,000	2,784	—
GSCO-OT	06/2019	USD	163	RUB	10,510	726	—
HSBC	06/2019	CNH	2,690	USD	402	—	2,980
HSBC	06/2019	IDR	3,591,000	USD	250	303	—
HSBC	06/2019	THB	3,000	USD	95	—	480
HSBC	06/2019	TRY	2,950	USD	511	—	33,456
HSBC	06/2019	TWD	17,000	USD	556	—	4,955
HSBC	06/2019	USD	531	INR	37,000	4,054	—
HSBC	06/2019	USD	76	PEN	250	230	—
JPM	05/2019 - 06/2019	BRL	6,560	USD	1,669	7,127	5,577
JPM	06/2019	CHF	680	USD	688	—	16,572
JPM	06/2019	RUB	10,510	USD	151	11,011	—
JPM	06/2019	SEK	1,210	USD	133	—	4,760
JPM	05/2019	USD	832	BRL	3,280	—	4,485
JPM	06/2019	USD	266	CAD	355	242	—
JPM	06/2019	USD	525	CLP	350,000	8,607	—
JPM	06/2019	USD	1,730	EUR	1,520	16,567	—
JPM	06/2019	USD	620	GBP	475	—	920
JPM	06/2019	USD	468	KRW	527,000	14,402	—
JPM	06/2019	USD	98	TWD	3,000	408	—
SST	06/2019	NOK	1,390	USD	163	—	1,810

Total Unrealized Appreciation and Depreciation						$97,073	$157,797

Futures Contracts as of April 30, 2019
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
Canadian Bonds, 10 yr.	Buy	6/19/19	11	CAD 1,122	$1,134,567	$12,934
E-Mini Russell 2000 Index	Buy	6/21/19	44	USD 3,417	3,507,240	90,098
Euro-BUND	Buy	6/6/19	48	EUR 8,814	8,899,761	85,682
Japanese Bonds, 10 yr.	Buy	6/13/19	3	JPY 4,113	4,113,201	(7)
Long Gilt	Buy	6/26/19	18	GBP 2,989	2,988,455	(282)
MSCI Emerging Market Index	Sell	6/21/19	2	USD 105	108,020	(2,697)
Nikkei 225 Index	Sell	6/13/19	4	JPY 776	798,959	(23,350)
S&P 500 E-Mini Index	Buy	6/21/19	112	USD 15,802	16,511,600	709,731
S&P/TSX 60 Index	Buy	6/20/19	6	CAD 866	889,811	23,915
SPI 200 Index	Buy	6/20/19	6	AUD 658	666,601	8,166
Stoxx Europe 600 Index	Sell	6/21/19	318	EUR 6,571	6,901,541	(330,595)

25        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts (Continued)
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States Treasury Long Bonds	Buy	6/19/19	14	USD 2,056	$2,064,563	$8,070
United States Treasury Long Bonds	Sell	6/19/19	9	USD 1,323	1,327,219	(4,547)
United States Treasury Nts., 10 yr.	Buy	6/19/19	45	USD 5,545	5,565,234	20,222
United States Treasury Nts., 5 yr.	Buy	6/28/19	43	USD 4,953	4,972,547	19,784

						$617,124

Centrally Cleared Interest Rate Swaps at April 30, 2019
Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
BOA	Receive	Three-Month USD BBA LIBOR	2.702%	2/25/29	USD 4,560	$—	$(87,272)	$(87,272)
GSCOI	Receive	BP0006M	1.364	4/30/29	GBP 2,950	—	(1,650)	(1,650)
MSCO	Receive	CDOR03	2.416	2/21/29	CAD 5,900	—	(108,810)	(108,810)
MSCO	Pay	STIB3M	0.945	2/25/29	SEK 38,360	—	48,162	48,162
MSCO	Pay	EUR006M	0.665	2/25/29	EUR 3,580	—	71,709	71,709
UBS	Pay	BBSW6M	2.045	5/1/29	AUD 5,540	—	15	15

Total Centrally Cleared Interest Rate Swaps						$—	$(77,846)	$(77,846)

Over-the-Counter Total Return Swaps at April 30, 2019
Reference Asset	Counter- party	Pay/Receive Total Return*	Floating Rate	Maturity Date	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
M1WDU00G Index	JPM	Pay	Three-Month USD-LIBOR-BBA minus 69 bps	8/16/19	USD 18,580	$(1,246,388)	$(1,246,388)
NDUEACWZ Index	JPM	Receive	Three-Month USD-LIBOR-BBA minus 26 bps	8/16/19	USD 18,580	906,810	906,810
Russell 1000 Growth Index Total Return	BOA	Pay	One-Month USD-LIBOR-BBA plus 17 bps	10/16/19	USD 2,527	(49,907)	(49,907)
Russell Midcap Growth	BOA	Pay	One-Month USD-LIBOR-BBA plus 115 bps	10/16/19	USD 3,219	(39,357)	(39,357)

Total Over-the-Counter Total Return Swaps						$(428,842)	$(428,842)

26        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:

Counterparty Abbreviations

BAC	Barclays Bank plc
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MSCO	Morgan Stanley Capital Services, Inc.
SST	State Street Bank
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht

27        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Currency abbreviations indicate amounts reporting in currencies (Continued)

TRY	New Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Definitions
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BBSW6M	AXZ Australian Bank Bill Short Term Rate 6 Month Mid
BP0006M	ICE LIBOR GBP 6 Month
BUND	German Federal Obligation
CDOR03	Canada Bankers Acceptances Rate
EUR006M	EURIBOR 6 Month ACT/360
EURIBOR	Euro Interbank Offered Rate
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
M1WDU00G	MSCI Daily Total Return Net World Index
MSCI	Morgan Stanley Capital International
NDUEACWZ	MSCI AC World Daily Total Return Net US
S&P	Standard & Poor’s
STIB3M	Stockholm Interbank Offered Rates 3 Month
TSX 60	60 largest companies on the Toronto Stock Exchange

See accompanying Notes to Consolidated Financial Statements.

28        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF

ASSETS AND LIABILITIES April 30, 2019 Unaudited

Assets
Investments, at value—see accompanying consolidated statement of investments:
Unaffiliated companies (cost $44,714,134)	$49,341,694
Affiliated companies (cost $19,339,500)	19,312,772
68,654,466
Cash	645,877
Cash—foreign currencies (cost $2,693)	2,680
Cash used for collateral on futures	431,000
Cash used for collateral on centrally cleared swaps	398,734
Unrealized appreciation on forward currency exchange contracts	97,073
Swaps, at value	906,810
Centrally cleared swaps, at value	119,886
Receivables and other assets:
Investments sold	297,975
Interest and dividends	180,007
Variation margin receivable	51,603
Shares of beneficial interest sold	7,174
Other	42,809
Total assets	71,836,094
Liabilities
Unrealized depreciation on forward currency exchange contracts	157,797
Swaps, at value	1,335,652
Centrally cleared swaps, at value	197,732
Payables and other liabilities:
Investments purchased	173,213
Variation margin payable	49,317
Distribution and service plan fees	13,964
Shareholder communications	11,573
Shares of beneficial interest redeemed	10,138
Foreign capital gains tax	7,970
Trustees’ compensation	806
Other	83,542
Total liabilities	2,041,704
Net Assets	$69,794,390

Composition of Net Assets
Par value of shares of beneficial interest	$6,590
Additional paid-in capital	67,524,392
Total distributable earnings	2,263,408

Net Assets	$69,794,390

29        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF

ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $61,736,287 and 5,822,035 shares of beneficial interest outstanding)	$10.60

Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$11.25

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,839,223 and 368,659 shares of beneficial interest outstanding)	$10.41

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $10,647 and 1,000 shares of beneficial interest outstanding)	$10.65

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,975,298 and 282,121 shares of beneficial interest outstanding)	$10.55

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $1,232,935 and 115,785 shares of beneficial interest outstanding)	$10.65

See accompanying Notes to Consolidated Financial Statements.

30        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF

OPERATIONS For the Six Months Ended April 30, 2019 Unaudited

Allocation of Income and Expenses from Master Funds[1]

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:

Interest	$140,037

Dividends	761

Net expenses	(7,727)

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	133,071

Investment Income

Dividends:

Unaffiliated companies (net of foreign withholding taxes of $26,484)	306,713

Affiliated companies	267,165

Interest	69,398

Total investment income	643,276

Expenses

Management fees	251,616

Distribution and service plan fees:

Class A	23,564

Class C	18,476

Class R	6,783

Transfer and shareholder servicing agent fees:

Class A	57,495

Class C	3,613

Class I	2

Class R	2,666

Class Y	874

Shareholder communications:

Class A	7,846

Class C	2,490

Class R	2,268

Class Y	134

Legal, auditing and other professional fees	66,832

Registration fees	40,852

Custodian fees and expenses	25,501

Trustees’ compensation	4,217

Borrowing fees	926

Other	4,818

Total expenses	520,973

Less reduction to custodian expenses	(590)

Less waivers and reimbursements of expenses	(122,293)

Net expenses	398,090

Net Investment Income	378,257

31        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENT OF

OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:

Investment transactions in:

Unaffiliated companies	$(849,237)

Affiliated companies	(384,531)

Option contracts written	506,457

Futures contracts	1,174,349

Foreign currency transactions	(4,611)

Forward currency exchange contracts	(549,771)

Swap contracts	(767,280)

Net realized gain (loss) allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	(69,475)

Net realized loss	(944,099)

Net change in unrealized appreciation/(depreciation) on:

Investment transactions in:

Unaffiliated companies (net of foreign capital gains tax of $6,341)	4,874,928

Affiliated companies	61,632

Translation of assets and liabilities denominated in foreign currencies	(15,808)

Forward currency exchange contracts	142,268

Futures contracts	440,012

Option contracts written	(3,755)

Swap contracts	(515,055)

Net change in unrealized appreciation/(depreciation) allocated from Oppenheimer Master

Event-Linked Bond Fund, LLC	(231,666)

Net change in unrealized appreciation/(depreciation)	4,752,556

Net Increase in Net Assets Resulting from Operations	$4,186,714

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 4 of the accompanying Consolidated Notes.

See accompanying Notes to Consolidated Financial Statements.

32        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Operations

Net investment income	$378,257	$1,043,564

Net realized gain (loss)	(944,099)	1,729,522
Net change in unrealized appreciation/(depreciation)	4,752,556	(8,084,417)

Net increase (decrease) in net assets resulting from operations	4,186,714	(5,311,331)

Dividends and/or Distributions to Shareholders

Dividends and distributions declared:

Class A	(3,362,080)	(1,450,006)

Class C	(212,542)	(34,914)

Class I	(583)	(287)

Class R	(141,361)	(53,409)

Class Y	(24,701)	(6,002)

Total dividends and distributions declared	(3,741,267)	(1,544,618)

Beneficial Interest Transactions

Net increase in net assets resulting from beneficial interest transactions:

Class A	524,654	2,729,359

Class C	169,320	2,343,816

Class I	—	—

Class R	412,470	254,146

Class Y	704,441	226,217

Total beneficial interest transactions	1,810,885	5,553,538

Net Assets

Total increase (decrease)	2,256,332	(1,302,411)

Beginning of period	67,538,058	68,840,469

End of period	$69,794,390	$67,538,058

See accompanying Notes to Consolidated Financial Statements.

33        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 30, 2015[1,2]

Per Share Operating Data

Net asset value, beginning of period	$10.57	$11.62	$10.49	$10.30	$10.00

Income (loss) from investment operations:

Net investment income[3]	0.06	0.17	0.15	0.14	0.02

Net realized and unrealized gain (loss)	0.55	(0.96)	1.48	0.14	0.28

Total from investment operations	0.61	(0.79)	1.63	0.28	0.30

Dividends and/or distributions to shareholders:

Dividends from net investment income	0.00	(0.05)	(0.50)	(0.09)	0.00

Distributions from net realized gain	(0.58)	(0.21)	0.00	(0.00) [4]	0.00

Total dividends and/or distributions to shareholders	(0.58)	(0.26)	(0.50)	(0.09)	0.00

Net asset value, end of period	$10.60	$10.57	$11.62	$10.49	$10.30

Total Return, at Net Asset Value[5]	6.59%	(6.98)%	16.26%	2.73%	3.00%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$61,736	$60,916	$64,323	$53,579	$51,525

Average net assets (in thousands)	$59,470	$65,968	$57,577	$50,502	$49,048

Ratios to average net assets:[6]

Net investment income	1.19%[7]	1.48%[7]	1.41%[7]	1.38%[7]	1.07%

Expenses excluding specific expenses listed below	1.51%[7]	1.49%[7]	1.47%[7]	1.42%[7]	1.61%

Interest and fees from borrowings	0.00%[8]	0.00%[8]	0.00%	0.00%	0.00%

Total expenses[9]	1.51%[7]	1.49%[7]	1.47%[7]	1.42%[7]	1.61%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.17%[7]	1.17%[7]	1.10%[7]	1.10%[7]	1.05%

Portfolio turnover rate	23%	126%	54%	61%	8%

34        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. For the period from August 27, 2015 (commencement of operations) to October 30, 2015.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

8. Less than 0.005%.

9. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	1.66%
Year Ended October 31, 2018	1.66%
Year Ended October 31, 2017	1.62%
Year Ended October 31, 2016	1.53%
Period Ended October 30, 2015	1.72%

See accompanying Notes to Consolidated Financial Statements.

35        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 30, 2015[1,2]
Per Share Operating Data
Net asset value, beginning of period	$10.42	$11.50	$10.41	$10.29	$10.00
Income (loss) from investment operations:
Net investment income[3]	0.02	0.08	0.07	0.04	0.01
Net realized and unrealized gain (loss)	0.55	(0.95)	1.47	0.15	0.28
Total from investment operations	0.57	(0.87)	1.54	0.19	0.29
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.45)	(0.07)	0.00
Distributions from net realized gain	(0.58)	(0.21)	0.00	(0.00)[4]	0.00
Total dividends and/or distributions to shareholders	(0.58)	(0.21)	(0.45)	(0.07)	0.00
Net asset value, end of period	$10.41	$10.42	$11.50	$10.41	$10.29

Total Return, at Net Asset Value[5]	6.29%	(7.72)%	15.42%	1.88%	2.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,839	$3,649	$1,701	$522	$45
Average net assets (in thousands)	$3,738	$3,483	$997	$308	$28
Ratios to average net assets:[6]
Net investment income	0.44%[7]	0.73%[7]	0.67%[7]	0.36%[7]	0.42%
Expenses excluding specific expenses listed below	2.54%[7]	2.62%[7]	2.98%[7]	3.05%[7]	2.34%
Interest and fees from borrowings	0.00%[8]	0.00%[8]	0.00%	0.00%	0.00%
Total expenses[9]	2.54%[7]	2.62%[7]	2.98%[7]	3.05%[7]	2.34%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.92%[7]	1.92%[7]	1.85%[7]	1.85%[7]	1.81%
Portfolio turnover rate	23%	126%	54%	61%	8%

36        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. For the period from August 27, 2015 (commencement of operations) to October 30, 2015.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

8. Less than 0.005%.

9. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	2.69%
Year Ended October 31, 2018	2.79%
Year Ended October 31, 2017	3.13%
Year Ended October 31, 2016	3.16%
Period Ended October 30, 2015	2.45%

See accompanying Notes to Consolidated Financial Statements.

37        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 30, 2015[1,2]
Per Share Operating Data
Net asset value, beginning of period	$10.59	$11.65	$10.51	$10.31	$10.00
Income (loss) from investment operations:
Net investment income[3]	0.07	0.20	0.18	0.16	0.02
Net realized and unrealized gain (loss)	0.57	(0.97)	1.48	0.13	0.29
Total from investment operations	0.64	(0.77)	1.66	0.29	0.31
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.08)	(0.52)	(0.09)	0.00
Distributions from net realized gain	(0.58)	(0.21)	0.00	(0.00)[4]	0.00
Total dividends and/or distributions to shareholders	(0.58)	(0.29)	(0.52)	(0.09)	0.00
Net asset value, end of period	$10.65	$10.59	$11.65	$10.51	$10.31

Total Return, at Net Asset Value[5]	6.78%	(6.84)%	16.60%	2.91%	3.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11	$10	$12	$11	$10
Average net assets (in thousands)	$10	$12	$11	$10	$10
Ratios to average net assets:[6]
Net investment income	1.45%[7]	1.74%[7]	1.66%[7]	1.61%[7]	1.27%
Expenses excluding specific expenses listed below	1.22%[7]	1.24%[7]	1.21%[7]	1.19%[7]	1.30%
Interest and fees from borrowings	0.00%[8]	0.00%[8]	0.00%	0.00%	0.00%
Total expenses[9]	1.22%[7]	1.24%[7]	1.21%[7]	1.19%[7]	1.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.92%[7]	0.92%[7]	0.85%[7]	0.85%[7]	0.84%
Portfolio turnover rate	23%	126%	54%	61%	8%

38        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. For the period from August 27, 2015 (commencement of operations) to October 30, 2015.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

8. Less than 0.005%.

9. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	1.37%
Year Ended October 31, 2018	1.41%
Year Ended October 31, 2017	1.36%
Year Ended October 31, 2016	1.30%
Period Ended October 30, 2015	1.41%

See accompanying Notes to Consolidated Financial Statements.

39        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 30, 2015[1,2]
Per Share Operating Data
Net asset value, beginning of period	$10.52	$11.58	$10.47	$10.30	$10.00
Income (loss) from investment operations:
Net investment income[3]	0.05	0.14	0.13	0.04	0.01
Net realized and unrealized gain (loss)	0.56	(0.96)	1.47	0.21	0.29
Total from investment operations	0.61	(0.82)	1.60	0.25	0.30
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.03)	(0.49)	(0.08)	0.00
Distributions from net realized gain	(0.58)	(0.21)	0.00	(0.00)[4]	0.00
Total dividends and/or distributions to shareholders	(0.58)	(0.24)	(0.49)	(0.08)	0.00
Net asset value, end of period	$10.55	$10.52	$11.58	$10.47	$10.30

Total Return, at Net Asset Value[5]	6.52%	(7.29)%	16.03%	2.43%	3.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,975	$2,513	$2,533	$1,204	$10
Average net assets (in thousands)	$2,759	$2,904	$1,995	$226	$10
Ratios to average net assets:[6]
Net investment income	0.94%[7]	1.23%[7]	1.17%[7]	0.43%[7]	0.77%
Expenses excluding specific expenses listed below	2.07%[7]	2.15%[7]	2.57%[7]	2.07%[7]	1.48%
Interest and fees from borrowings	0.00%[8]	0.00%[8]	0.00%	0.00%	0.00%
Total expenses[9]	2.07%[7]	2.15%[7]	2.57%[7]	2.07%[7]	1.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.42%[7]	1.42%[7]	1.35%[7]	1.33%[7]	1.33%
Portfolio turnover rate	23%	126%	54%	61%	8%

40        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. For the period from August 27, 2015 (commencement of operations) to October 30, 2015.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

8. Less than 0.005%.

9. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	2.22%
Year Ended October 31, 2018	2.32%
Year Ended October 31, 2017	2.72%
Year Ended October 31, 2016	2.18%
Period Ended October 30, 2015	1.59%

See accompanying Notes to Consolidated Financial Statements.

41        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 30, 2015[1,2]
Per Share Operating Data
Net asset value, beginning of period	$10.60	$11.65	$10.51	$10.31	$10.00
Income (loss) from investment operations:
Net investment income[3]	0.07	0.19	0.17	0.12	0.02
Net realized and unrealized gain (loss)	0.56	(0.97)	1.47	0.17	0.29
Total from investment operations	0.63	(0.78)	1.64	0.29	0.31
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.06)	(0.50)	(0.09)	0.00
Distributions from net realized gain	(0.58)	(0.21)	0.00	(0.00)[4]	0.00
Total dividends and/or distributions to shareholders	(0.58)	(0.27)	(0.50)	(0.09)	0.00
Net asset value, end of period	$10.65	$10.60	$11.65	$10.51	$10.31

Total Return, at Net Asset Value[5]	6.67%	(6.86)%	16.41%	2.86%	3.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,233	$450	$271	$89	$10
Average net assets (in thousands)	$913	$401	$165	$23	$10
Ratios to average net assets:[6]
Net investment income	1.35%[7]	1.63%[7]	1.57%[7]	1.13%[7]	1.17%
Expenses excluding specific expenses listed below	1.44%[7]	1.63%[7]	2.65%[7]	1.52%[7]	1.48%
Interest and fees from borrowings	0.00%[8]	0.00%[8]	0.00%	0.00%	0.00%
Total expenses[9]	1.44%[7]	1.63%[7]	2.65%[7]	1.52%[7]	1.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.02%[7]	1.02%[7]	0.95%[7]	0.94%[7]	0.94%
Portfolio turnover rate	23%	126%	54%	61%	8%

42        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. For the period from August 27, 2015 (commencement of operations) to October 30, 2015.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

8. Less than 0.005%.

9. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	1.59%
Year Ended October 31, 2018	1.80%
Year Ended October 31, 2017	2.80%
Year Ended October 31, 2016	1.63%
Period Ended October 30, 2015	1.59%

See accompanying Notes to Consolidated Financial Statements.

43        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS April 30, 2019 Unaudited

1. Organization

Oppenheimer Global Multi-Asset Growth Fund* (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. The Sub-Adviser has entered into a sub-sub-advisory agreement with Barings LLC, formerly known as Barings Real Estate Advisers LLC, and OFI SteelPath, Inc. (collectively, the “Sub-Sub-Advisers”).

    The Fund offers Class A, Class C, Class I, Class R and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees.

    The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Invesco Oppenheimer Global Multi-Asset Growth Fund (Cayman) Ltd. (the “Subsidiary”), which is wholly-owned and controlled by the Fund. The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds and other exchange-traded products related to gold or other special minerals (Gold ETFs). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund applies its investment restrictions

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Global Multi-Asset Growth Fund, a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds).

44        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

and compliance policies and procedures, on a look-through basis, to the Subsidiary.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. At period end, the Fund owned 6,015 shares with net assets of $866,476 in the Subsidiary.

Other financial information at period end:

Total market value of investments	$	—*
Net assets		$866,476
Net income (loss)		$(15,377)
Net realized gain (loss)		$148,227
Net change in unrealized appreciation/depreciation		$—

*At period end, the Subsidiary only held cash.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

    Although the net assets and the values are presented at the foreign exchange rates at market close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Consolidated Statement of Operations.

    For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

    Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to

45        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

    The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Consolidated Statement of Operations, are amortized or accreted daily.

Return of Capital Estimates. Distributions received from the Fund’s investments in Master Limited Partnerships (MLPs) and Real Estate Investments Trusts (REITs), generally are comprised of income and return of capital. Any return of capital estimates in excess of cost basis are classified as realized gain. The Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each MLP, REIT and other industry sources. These estimates may subsequently be revised based on information received from MLPs and REITs after their tax reporting periods are concluded.

Custodian Fees. “Custodian fees and expenses” in the Consolidated Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure

46        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended October 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from commodity-linked derivatives may not be treated as “qualifying income” for purposes of the 90% gross income requirement. The Internal Revenue Service (IRS) has previously issued a number of private letter rulings which conclude that income derived from commodity index-linked notes and investments in a wholly-owned subsidiary will be “qualifying income.” As a result, the Fund will gain exposure to commodities through commodity-linked notes and its wholly-owned subsidiary.

The IRS has suspended the granting of private letter rulings pending further review. As a result, there can be no assurance that the IRS will not change its position with respect to commodity-linked notes and wholly-owned subsidiaries. In addition, future legislation and guidance from the Treasury and the IRS may adversely affect the fund’s ability to gain exposure to commodities through commodity-linked notes and its wholly-owned subsidiary.

The Fund is required to include in income for federal income tax purposes all of the subsidiary’s net income and gains whether or not such income is distributed by the subsidiary. Net income and gains from the subsidiary are generally treated as ordinary income by the Fund, regardless of the character of the subsidiary’s underlying income. Net losses from the subsidiary do not pass through to the Fund for federal income tax purposes.

During the fiscal year ended October 31, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses with no expiration will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $2,065,336, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net

47        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$64,296,287
Federal tax cost of other investments	36,610,647

Total federal tax cost	$100,906,934

Gross unrealized appreciation	$8,576,043
Gross unrealized depreciation	(4,173,373)

Net unrealized appreciation	$4,402,670

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return

48        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use

49        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based

50        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

3.	Securities Valuation (Continued)

on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Consolidated Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices		Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$	4,003,348	$4,922,515	$—	$8,925,863
Consumer Staples		1,001,417	1,940,349	—	2,941,766
Energy		2,864,253	735,702	—	3,599,955
Financials		1,612,828	2,975,912	—	4,588,740
Health Care		2,113,762	1,271,321	—	3,385,083
Industrials		2,137,975	3,783,663	—	5,921,638
Information Technology		3,239,215	3,254,763	—	6,493,978
Materials		595,398	879,590	—	1,474,988
Telecommunication Services		75,773	411,735	—	487,508
Preferred Stocks		510,973	1,537,141	—	2,048,114
U.S. Government Obligations		—	3,414,957	—	3,414,957
Event-Linked Bonds		—	1,315,225	—	1,315,225
Short-Term Note		—	4,743,879	—	4,743,879
Investment Companies		16,638,597	2,674,175	—	19,312,772

Total Investments, at Value		34,793,539	33,860,927	—	68,654,466
Other Financial Instruments:
Swaps, at value		—	906,810	—	906,810
Centrally cleared swaps, at value		—	119,886	—	119,886
Futures contracts		978,602	—	—	978,602

51        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Other Financial Instruments: (Continued)
Forward currency exchange contracts	$—	$97,073	$—	$97,073

Total Assets	$35,772,141	$34,984,696	$—	$70,756,837

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(1,335,652)	$—	$(1,335,652)
Centrally cleared swaps, at value	—	(197,732)	—	(197,732)
Futures contracts	(361,478)	—	—	(361,478)
Forward currency exchange contracts	—	(157,797)	—	(157,797)

Total Liabilities	$(361,478)	$(1,691,181)	$—	$(2,052,659)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 1*	Transfers out of Level 1**	Transfers into Level 2**	Transfers out of Level 2*
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$–	$(29,147)	$29,147	$–
Financials	–	(101,948)	101,948	–
Health Care	–	(3,171)	3,171	–
Materials	9,194	–	–	(9,194)

Total Assets	$9,194	$(134,266)	$134,266	$(9,194)

* Transfers from Level 2 to Level 1 are a result of the availability of quoted prices from an active market which were not available and have become available.

** Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the

Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Invesco Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated

Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Invesco Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that

53        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

expect to be treated as partnerships for tax purposes, specifically Invesco Oppenheimer Master Event-Linked Bond Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek total return. The Fund’s investment in the Master Fund is included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund. The Fund owns 0.7% of the Master Fund at period end.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Consolidated Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Consolidated Statement of Operations upon the sale or maturity of such securities.

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Shareholder Concentration. At period end, one shareholder owned 20% or more of the Fund’s total outstanding shares.

The shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds, and directors or employees. The related party owned 76% of the Fund’s total outstanding shares at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar

55        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

5.	Market Risk Factors (Continued)

value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6.	Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be

56        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6.	Use of Derivatives (Continued)

able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities as a receivable (or payable) and in the Consolidated Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $17,118,260 and $9,992,050, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements

57        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6.	Use of Derivatives (Continued)

on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations. Realized gains (losses) are reported in the Consolidated Statement of Operations at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $44,147,261 and $9,285,539 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations.

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $24 and $14,332 on purchased call options and purchased put options, respectively.

At period end, the Fund had no purchased options outstanding.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

58        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6.	Use of Derivatives (Continued)

The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could also close out a written option position, in which case the risk is that the closing transaction will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contract. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.

During the reporting period, the Fund had an ending monthly average market value of $3,439 and $6,312 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no written options outstanding.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6.	Use of Derivatives (Continued)

have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset.

Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

For the reporting period, the Fund had ending monthly average notional amounts of $1,085,714 on credit default swaps to buy protection.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no credit default swap agreements outstanding.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund may enter into interest rate swaps in which it pays the fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Typically, if relative interest rates rise, floating payments under a swap agreement will be greater than the fixed

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

payments.

For the reporting period, the Fund had ending monthly average notional amounts of $5,655,276 and $5,270,989 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps on various equity securities or indexes to increase or decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay or receive a floating reference interest rate, and an amount equal to the opposite price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. Equity leg payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. Reference leg payments equal a floating reference interest rate and an amount equal to the negative price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

For the reporting period, the Fund had ending monthly average notional amounts of $8,782,441 and $13,544,877 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The

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FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents by counterparty the Fund’s OTC derivative assets net of the related collateral pledged by the Fund at period end:

		Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Received**	Cash Collateral Received**	Net Amount
Bank of America NA	$11,228	$(11,228)	$–	$–	$–
Barclays Bank plc	115	(115)	–	–	–
Citibank NA	14,757	(14,757)	–	–	–
Deutsche Bank AG	3,865	(3,865)	–	–	–
Goldman Sachs Bank USA	4,157	(4,157)	–	–	–
HSBC Bank USA NA	4,587	(4,587)	–	–	–

63        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

		Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Received**	Cash Collateral Received**	Net Amount

JPMorgan Chase Bank NA	$965,174	$(965,174)	$–	$–	$–

	$1,003,883	$(1,003,883)	$–	$–	$–

*OTC derivatives are reported gross on the Consolidated Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral posted for the benefit of the Fund within this table is limited to the net outstanding amount due from an individual counterparty. The collateral posted for the benefit of the Fund may exceed these amounts.

The following table presents by counterparty the Fund’s OTC derivative liabilities net of the related collateral pledged by the Fund at period end:

		Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged**	Cash Collateral Pledged**	Net Amount

Bank of America NA	$(103,347)	$11,228	$–	$–	$(92,119)
Barclays Bank plc	(170)	115	–	–	(55)
Citibank NA	(55,097)	14,757	–	–	(40,340)
Deutsche Bank AG	(7,033)	3,865	–	–	(3,168)
Goldman Sachs Bank USA	(5,419)	4,157	–	–	(1,262)
HSBC Bank USA NA	(41,871)	4,587	–	–	(37,284)
JPMorgan Chase Bank NA	(1,278,702)	965,174	291,646	–	(21,882)
State Street Bank	(1,810)	–	–	–	(1,810)

	$(1,493,449)	$1,003,883	$291,646	$–	$(197,920)

*OTC derivatives are reported gross on the Consolidated Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral pledged within this table is limited to the net outstanding amount due from the Fund. The securities pledged as collateral by the Fund as reported on the Consolidated Statement of Investments may exceed these amounts.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Consolidated Statement of Assets and Liabilities at period end:

64        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Value		Consolidated Statement of Assets and Liabilities Location	Value
Equity contracts	Swaps, at value	$906,810		Swaps, at value	$1,335,652
Interest rate contracts	Centrally cleared swaps, at value	119,886		Centrally cleared swaps, at value	197,732
Equity contracts	Variation margin receivable	31,510	*	Variation margin payable	10,604*
Interest rate contracts	Variation margin receivable	20,093	*	Variation margin payable	38,713*
Forward currency exchange contracts	Unrealized appreciation on forward currency exchange contracts	97,073		Unrealized depreciation on forward currency exchange contracts	157,797

Total		$1,175,372			$1,740,498

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Consolidated Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Consolidated Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investment transactions in unaffiliated companies*	Option contracts written	Futures contracts	Forward currency exchange contracts
Commodity contracts	$—	$—	$231,207	$—
Credit contracts	—	—	—	—
Currency contracts	(3,229)	506,457	—	—
Equity contracts	—	—	594,473	—
Forward currency exchange contracts	—	—	—	(549,771)
Interest rate contracts	—	—	431,649	—
Volatility contracts	—	—	(82,980)	—

Total	$(3,229)	$506,457	$1,174,349	$(549,771)

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Swap contracts	Total
Commoodity contracts	$—	$231,207
Credit contracts	(52,968)	(52,968)
Currency contracts	—	503,228
Equity contracts	(611,884)	(17,411)
Forward currency exchange contracts	—	(549,771)
Interest rate contracts	(102,428)	329,221
Volatility contracts	—	(82,980)

Total	$(767,280)	$360,526

65        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

*Includes purchased option contracts and purchased swaption contracts, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investment transactions in unaffiliated companies*	Option contracts written	Futures contracts	Forward currency exchange contracts
Credit contracts	$—	$—	$—	$—
Currency contracts	(36,803)	(3,755)	—	—
Equity contracts	—	—	272,484	—
Forward currency exchange contracts	—	—	—	142,268
Interest rate contracts	—	—	167,528	—

Total	$(36,803)	$(3,755)	$440,012	$142,268

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Swap contracts	Total
Credit contracts	$(33,954)	$(33,954)
Currency contracts	—	(40,558)
Equity contracts	(403,255)	(130,771)
Forward currency exchange contracts	—	142,268
Interest rate contracts	(77,846)	89,682

Total	$(515,055)	$26,667

*Includes purchased option contracts and purchased swaption contracts, if any.

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

Class A
Sold	149,105	$1,505,005	546,221	$6,329,434
Dividends and/or distributions reinvested	47,840	450,172	12,796	147,665
Redeemed	(140,116)	(1,430,523)	(329,070)	(3,747,740)

Net increase	56,829	$524,654	229,947	$2,729,359

66                INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

7. Shares of Beneficial Interest (Continued)

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

Class C
Sold	73,474	$742,260	315,021	$3,604,071
Dividends and/or distributions reinvested	22,865	211,959	3,028	34,703
Redeemed	(77,732)	(784,899)	(115,836)	(1,294,958)

Net increase	18,607	$169,320	202,213	$2,343,816

Class I
Sold	—	$—	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	—	$—	—	$—

Class R
Sold	84,302	$848,030	104,789	$1,202,086
Dividends and/or distributions reinvested	15,024	140,778	4,616	53,172
Redeemed	(55,965)	(576,338)	(89,415)	(1,001,112)

Net increase	43,361	$412,470	19,990	$254,146

Class Y
Sold	82,127	$789,150	30,090	$354,226
Dividends and/or distributions reinvested	2,552	24,119	433	4,999
Redeemed	(11,337)	(108,828)	(11,390)	(133,008)

Net increase	73,342	$704,441	19,133	$226,217

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales

Investment securities	$13,963,450	$21,334,473
U.S. government and government agency obligations	250,000	—

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.75%
Next $500 million	0.70
Next $4.0 billion	0.65
Over $5.0 billion	0.60

The Manager also provides investment management related services to the Subsidiary. The

67        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

Subsidiary pays the Manager a monthly management fee at an annual rate according to the above schedule. The Subsidiary also pays certain other expenses including custody and directors’ fees.

The Fund’s effective management fee for the reporting period was 0.75% of average annual net assets before any Subsidiary management fees or any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund and the Subsidiary. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund and the Subsidiary, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Sub-Sub-Adviser Fees. The Sub-Adviser retains the Sub-Sub-Advisers to provide the day-to-day portfolio management of the Fund. Under the Sub-Sub-Advisory Agreement, the Sub-Adviser pays the Sub-Sub-Advisers an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Sub-Advisers under the Sub-Sub-Advisory agreement is paid by the Sub-Adviser, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Consolidated Statement of Operations and Consolidated Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Consolidated Statement of Assets

68        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Consolidated Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Consolidated Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
April 30, 2019	$10,741	$—	$237	$—

69        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to limit the “Total expenses” for all share classes so that “Expenses after payments, waivers and/ or reimbursements and reduction to custodian expenses” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses), as a percentage of average annual net assets, will not exceed the following annual rates: 1.10% for Class A shares, 1.85% for Class C shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.95% for Class Y shares, as calculated on the daily net assets of the Fund.

During the reporting period, the Manager waived fees and/or reimbursed the Fund as follows:

Class A	$46,562
Class C	8,045
Class I	7
Class R	6,366
Class Y	1,108

This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. During the reporting period, the Manager waived $2,927. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Affiliated Funds. During the reporting period, the Manager waived fees and/or reimbursed the Fund $57,278 for these management fees. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

10. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.95 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Consolidated Statement of Operations. The Fund did not utilize the Facility during the reporting period.

11. Subsequent Event

Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset

70        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

11. Subsequent Event (Continued)

management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was accounted for as a tax-free reorganization for federal income tax purposes. Following the Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.

    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares. Effective May 28, 2019, Invesco Advisers, Inc. has contractually agreed to waive advisory fees and/or reimburse expenses to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed in the Fund’s statement of additional information) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.35%, 0.95%, 0.90% and 0.85%, respectively, of the Acquiring Fund’s average daily net assets. This waiver and/or expense reimbursement cannot be terminated until May 28, 2021 without approval of the Board.

    The Acquiring Fund has entered into an investment advisory agreement with Invesco Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited, Barclays LLC and OppenheimerFunds, Inc.

71        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

●	Fund reports and prospectuses
●	Quarterly statements
●	Daily confirmations
●	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends.

For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

72        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Invesco Oppenheimer Global Multi-Asset Growth Fund	12/19/18	0.0%	43.0%	57.0%

73        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

SHAREHOLDER PROXY Unaudited

A Special Meeting (“Meeting”) of Shareholders of Invesco Oppenheimer Global Multi-Asset Growth Fund was held on April 12, 2019. The Meeting was held for the following purpose:

(1) Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Global Multi-Asset Growth Fund into Invesco Oppenheimer Global Multi-Asset Growth Fund.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization	5,905,174	45,579	61,251	0

74        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

INVESCO PRIVACY POLICY

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

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We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

75        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

INVESCO PRIVACY POLICY Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

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We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

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Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

76        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

INVESCO PRIVACY POLICY Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

77        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

INVESCO PRIVACY POLICY Continued

●	Request that we amend, rectify, delete or update the personal data we hold about you;

●	Where possible (e.g. in relation to marketing) amend or update your choices around processing;

●	Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

78        INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

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◾   Fund reports and prospectuses

◾   Quarterly statements

◾   Daily confirmations

◾   Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-GLMAG-SAR-1 06242019

Item 2. Code of Ethics.

Not required for a semiannual report.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a)

As of June 18, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 18, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	July 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	July 5, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer
Date:	July 5, 2019